Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

May 31, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Ms. Anu Dubey

Re:	A&Q Masters Fund File Nos. 333-211675; 811-22859

Ladies and Gentlemen:

On behalf of A&Q Masters Fund (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 8 to the Registration Statement under the Investment Company Act of 1940, as amended) (the "Amendment").

We hereby request that the Amendment be given a selective review. The prospectus and statement of additional information ("SAI") contained in the Amendment are substantially similar to the definitive versions thereof filed with the Commission pursuant to Rule 497 under the 1933 Act on August 8, 2016, except for the updating of financial information and other general updating of information. The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents filed pursuant to Rule 497 under the 1933 Act on August 8, 2016.

We propose to file an additional amendment to the Registration Statement as early in July 2017 as practicable, following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements for the fiscal year ended March 31, 2017 and complete other omitted data, and seek effectiveness as of August 1, 2017.

Should members of the Staff have any questions or comments regarding the Amendment, they should telephone the undersigned at 212.969.3359 or Gary L. Granik of this office at 212.969.3369.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc: Gary L. Granik

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